ICON Consumer Discretionary Fund

Portfolio of Investments (Unaudited)

6/30/2020

Security Description	Shares	Value
Common Stock (100.13%)

Communications (28.41%)
Alphabet Inc*	600	848,166
Amazon.com Inc*	1,194	3,294,031
Comcast Corp	11,900	463,862
eBay Inc	11,600	608,420
Total Communications		5,214,479

Consumer, Cyclical (64.60%)
Cavco Industries Inc*	2,300	443,555
Dollar General Corp	5,700	1,085,907
Dorman Products Inc*	6,500	435,955
Gentherm Inc*	8,600	334,540
LGI Homes Inc*	11,500	1,012,345
LKQ Corp*	15,200	398,240
Lowe's Cos Inc	9,100	1,229,592
Lululemon Athletica Inc*	4,900	1,528,849
M/I Homes Inc*	13,200	454,608
Marriott Vacations Worldwide Corp	6,800	559,028
Mohawk Industries Inc*	6,200	630,912
NIKE Inc	12,600	1,235,430
O'Reilly Automotive Inc*	1,700	716,839
The TJX Cos Inc	11,902	601,765
Ulta Beauty Inc*	3,600	732,312
VF Corp	7,500	457,050
Total Consumer, Cyclical		11,856,927

Consumer, Non-Cyclical (2.77%)
Global Payments Inc	3,000	508,860

Financial (4.35%)
Mastercard Inc	2,700	798,390

Total Common Stock (Cost $15,281,972)		18,378,656

Total Investments (Cost $15,281,972) (100.13%)		18,378,656
Liabilities in Excess of Other Assets (-0.13%)		(23,245)
Net Assets (100.00%)		18,355,411

*	Non-income producing security.